Expenses by nature (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Expenses by nature
Employee benefit expenses	¥ 238,580	¥ 221,971	¥ 234,142
Advertising and marketing expenses	162,267	164,236	132,202
Cost of inventories and consumables	234,487	204,881	160,152
Operating lease rental expenses	9,965	9,374	12,822
Amortisation and depreciation	65,964	65,897	61,485
Utilities and office expenses	30,961	38,329	39,085
Travelling and entertainment expenses	5,293	8,451	7,009
Bank charges	4,881	4,890	4,035
Loss on disposal of property, plant and equipment			20,465
Legal and professional fees	5,314	11,355	14,743
Other expenses	2,001	2,015	5,218
Total expenses	¥ 759,713	¥ 731,399	¥ 691,358